Financial instruments and risk management - Notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
£ in Millions
	Jun. 30, 2020 GBP (£) $ / bushel $ / gallon	Jun. 30, 2019 GBP (£) USD_per_Metric_Tonnes £ / t
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 0	£ 68
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,667	1,614
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,428	1,599
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 133	£ 97
Cash flow hedges | Minimum | Commodity price risk | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	3.45
Cash flow hedges | Minimum | Commodity price risk | Fuel Oil
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / gallon	1.11
Cash flow hedges | Minimum | Commodity price risk | Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | £ / t		148.75
Cash flow hedges | Minimum | Commodity price risk | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		1,971.00
Cash flow hedges | Maximum | Commodity price risk | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	4.04
Cash flow hedges | Maximum | Commodity price risk | Fuel Oil
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / gallon	1.87
Cash flow hedges | Maximum | Commodity price risk | Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | £ / t		171.00
Cash flow hedges | Maximum | Commodity price risk | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes		2,204
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 6,092	£ 4,063
Fair value hedges | Minimum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates, average	(0.01%)	(0.01%)
Fair value hedges | Maximum | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates, average	4.83%	3.09%
Turkish lira | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.00	7.55
US dollar | Cash flow hedges | Minimum | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.22	1.22
US dollar | Cash flow hedges | Minimum | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.19	1.28
US dollar | Cash flow hedges | Maximum | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.88	1.88
US dollar | Cash flow hedges | Maximum | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.36	1.47
Euro | Cash flow hedges | Minimum | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.06	1.08
Euro | Cash flow hedges | Maximum | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.18	1.15